Derivative Financial Instruments (Warrant Liability) (Details)	12 Months Ended
Jun. 30, 2016 $ / shares $ / Unit
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Method used	Lattice model
Equivalent volatility	75.50%
Equivalent interest rate	0.50%
Floor | $ / Unit	1.1500
Greater of estimated stock price or floor	$ 1.1500
Probability price less than strike price	55.90%
Fair Value of call	$ 0.7900
Probability of fundamental transaction occuring	5.00%